FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of financial assets [Table Text Block]
	Fair value
	through profit or	Amortized	Carrying
	loss	cost	value	Fair value
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	33,376	33,376	33,376
Investments	88	-	88	88
Trade and other receivables	6,007	-	6,007	6,007
Total financial assets	6,095	33,376	39,471	39,471

Financial liabilities:
Accounts payable and accrued liabilites	1,479	17,991	19,470	19,470
Total financial liabilities	1,479	17,991	19,470	19,470

Disclosure of detailed information about financial assets, by fair value hierarchy [Table Text Block]
	Total	Level 1	Level 2	Level 3
	$	$	$	$

Financial assets:
Investments	88	88	-	-
Trade receivables	5,627	-	5,627	-
Total financial assets	5,715	88	5,627	-

Financial liabilities:
Deferred share units	1,407	1,407	-	-
Share appreciation rights	72	-	72	-
Total financial liabilities	1,479	1,407	72	-

Disclosure of credit risk exposure [Table Text Block]
	Carrying	Gross	Carrying	Gross
	amount	impairment	amount	impairment
	December 31, 2018		December 31, 2017

Less than 1 month	$9,211	$-	$13,799	$-
1 to 3 months	4,284	-	3,943	-
4 to 6 months	1,039	-	3,282	-
Over 6 months	12,413	194	12,988	2,212
Total accounts receivable	$26,947	194	$34,012	$2,212

Disclosure of liquidity risk [Table Text Block]
	Less than	1 to 3	4 to 5	Over 5
	1 year	years	years	years	Total
	$	$	$	$	$

Accounts payable and accrued liabilities	19,470	-	-	-	19,470
Income taxes payable	4,050	-	-	-	4,050
Provision for reclamation and rehabilitation	-	6,066	2,129	-	8,195
Capital expenditure commitments	140	-	-	-	140
Operating leases	394	720	542	1,184	2,840
Total contractual obligations	24,054	6,786	2,671	1,184	34,695

Disclosure of market risk [Table Text Block]
	December 31, 2018		December 31, 2017
	Canadian Dollar	Mexican Peso	Canadian Dollar	Mexican Peso

Financial assets	$721	$26,969	$1,484	$29,502
Financial liabilities	(2,767)	(15,438)	(2,984)	(17,586)
Net financial assets (liabilities)	$(2,046)	$11,531	$(1,500)	$11,916